CONDENSED CONSOLIDATED BALANCE SHEET (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CONDENSED CONSOLIDATED BALANCE SHEET (UNAUDITED)
Intangible assets	$ 374	$ 636
Investment in joint venture	301	301
Equity financial assets, at fair value	17,240	23,132
Derivative financial instruments	4,338	7,469
Other receivables	8,792	7,980
Finance lease receivables		2,882
Deferred tax assets	4,134	1,644
Total other non-current assets	34,805	43,408
Vessels and dry docking	2,459,515	2,381,821
Right-of-use assets (vessels)	97,805	216,272
Other property, plant and equipment	320	354
Property, plant and equipment	2,557,640	2,598,447
Total non-current assets	2,592,819	2,642,491
Inventories	36,811	76,706
Trade and other receivables	351,769	202,921
Equity financial assets, at fair value	1,597	2,769
Derivative financial instruments	73,805	74,571
Finance lease receivables	7,091	8,283
Assets held-for-sale		32,998
Cash and cash equivalents	320,952	279,681
Total current assets	792,025	677,929
Total assets	3,384,844	3,320,420
Share capital	619,868	619,868
Treasury shares	(50,372)	(48,387)
Other reserves	655,676	667,756
Retained earnings	540,920	565,794
Shareholders' equity	1,766,092	1,805,031
Non-controlling interests	145,554	132,463
Total shareholders' equity	1,911,646	1,937,494
Borrowings	810,971	711,664
Lease liabilities	40,951	60,588
Derivative financial instruments		569
Total non-current liabilities	851,922	772,821
Borrowings	214,591	230,344
Lease liabilities	67,299	170,700
Derivative financial instruments	53,544	25,527
Current income tax liabilities	19,055	14,470
Trade and other payables	266,787	169,064
Total current liabilities	621,276	610,105
Total liabilities	1,473,198	1,382,926
Total equity and liabilities	$ 3,384,844	$ 3,320,420